Computation of Basic and Diluted Earnings per Common Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Net income:
Net income attributable to MHFG shareholders	¥ 656,389		¥ 412,669		¥ 999,689
Less: Net income attributable to preferred shareholders	8,672		9,438		11,086
Net income attributable to common shareholders	647,717		403,231		988,603
Effect of dilutive securities:
Convertible preferred stock	7,571		8,337		9,986
Stock compensation-type stock options			(19)		(25)
Net income attributable to common shareholders after assumed conversions	¥ 655,288		¥ 411,549		¥ 998,564
Shares:
Weighted average common shares outstanding	23,073,544		19,722,818		14,013,058
Effect of dilutive securities:
Convertible preferred stock	1,384,367	[1]	1,682,139	[1]	2,181,091	[1]
Stock compensation-type stock options	11,628		10,152		6,663
Weighted average common shares after assumed conversions	24,469,539		21,415,109		16,200,812
Amounts per common share:
Basic net income per common share	¥ 28.07		¥ 20.44		¥ 70.55
Diluted net income per common share	¥ 26.78		¥ 19.22		¥ 61.64

[1]	The number of the dilutive common shares is based on the applicable conversion prices.